PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2014
Prepaid Expenses Tables
Prepaid Expenses
	December 31,
	2014	2013
Prepaid Expenses	47,202	127,448
Total	$47,202	$127,448